Nature of Operations and Liquidity (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Nature of Operations and Liquidity [Abstract]
Schedule of Discontinued Operations

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended
	July 31,
	2014	2013

Revenues	$-	$222,625

Costs and expenses:
Instructional costs and services	-	200,362
Total costs and expenses	-	200,362

Income (loss) from discontinued operations, net of income taxes	$-	$22,263

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	July 31,	April 30,
	2014	2014
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $481,351, and $481,531, respectively	5,250	5,250
Other current assets	-	-
Net assets from discontinued operations	$5,250	$5,250

Liabilities
Accounts payable	$-	$-
Accrued expenses	-	-
Deferred revenue	-	-
Net liabilities from discontinued operations	$-	$-

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the year	For the year
	ended	ended	For the
	April 30,	December 31,	Four Months Ended April 30,
	2014	2012	2013	2012
				(Unaudited)

Revenues	$549,125	$2,332,283	$140,732	$1,077,875

Costs and expenses:
Instructional costs and services	494,213	2,026,928	126,659	929,362
General and administrative	(29,751)	169,045	126,000	-
Total costs and expenses	464,462	2,195,973	252,659	929,362

Income (loss) from discontinued operations, net of income taxes	$84,663	$136,310	$(111,927)	$148,513

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	April 30,	April 30,
	2014	2013
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $481,531 and $295,045, respectively	5,250	113,822
Other current assets	-	-
Net assets from discontinued operations	$5,250	$113,822

Liabilities
Accounts payable	$-	$1,178
Accrued expenses	-	70,201
Deferred revenue	-	53,125
Net liabilities from discontinued operations	$-	$124,504